Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 8,063,331	$ 1,038,059	$ 4,414,733
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Depreciation of property and equipment	685,245	88,217	33,091
Amortization of intangible assets	1,481,738	190,756	112,049
Inventory provision	23,585	3,036	68,536
Provision for expected credit loss	1,253,368	161,356	1,383,316
Deferred tax expense	713,336	91,833	7,876
Changes in operating assets and liabilities
Accounts receivable	(3,079,437)	(396,441)	(23,387,722)
Prepayment and other current assets	(12,940,934)	(1,665,992)	(14,332,426)
Tax recoverable	(994,950)	(128,088)
Inventories	1,679,793	216,254	(4,088,840)
Accounts payable			(10,429,941)
Accruals and other payables	4,087,119	526,168	1,173,924
Tax payable	(543,951)	(70,027)	(3,969,112)
Cash (used in) generated from operating activities	428,243	55,131	(49,014,516)
Cash flows from investing activities
Purchase of property and equipme	(4,143,968)	(533,487)	(1,275,847)
Purchase of intangible assets	(15,023,180)	(1,934,058)
Cash used in investing activities	(19,167,148)	(2,467,545)	(1,275,847)
Cash flows from financing activities
Proceeds from bank borrowings	222,497,624	28,643,951	115,018,274
Repayment for bank borrowings	(226,145,302)	(29,113,547)	(168,602,359)
Proceeds from initial public offerings	65,641,784	8,450,608
Repayment to related parties	(40,102,988)	(5,162,788)
Repayment from related parties			16,272,733
Advance from related parties			84,857,958
Cash generated from financing activities	21,891,118	2,818,224	47,546,606
Net increase (decrease) in cash and cash equivalents	3,152,213	405,810	(2,743,757)
Effect of foreign currency translation on cash and cash equivalents	164,501	21,178
Cash and cash equivalents at the beginning of the year	5,849,306	753,029	8,593,063
Cash and cash equivalents at the end of the year	9,166,020	1,180,017	5,849,306
Supplementary cash flow information
Interest received	31,954	4,114	92,951
Interest paid	(3,314,316)	(426,679)	(6,134,748)
Tax paid	(1,887,737)	(243,024)	(3,314,625)
Non-cash investing and financing activities: Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 21,089,828	$ 2,715,067	$ 23,153,141